[TEXT]
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended:  December 31, 1999

Institutional Investment Manager Filing this Report:

Name:  Polynous Capital Management, Inc.

Address:  345 California Street
	  Suite 1220
          San Francisco, CA 94104

13F File Number: 801-49411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	Kevin Wenck
Title:  President
Phone:  415-217-3736
Signature, Place, and Date of Signing:

   Kevin L. Wenck	  San Francisco, California	  January 26, 2000

Report Type:

   13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$17,782

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alterra Healthcare             com              012146C10      159    19100 SH       SOLE                    19100
Ambassadors International, Inc com              023178106      276    25200 SH       SOLE                    25200
Applebees Internationl, Inc.   com              037899101      378    12800 SH       SOLE                    12800
Central Garden & Pet Company   com              153527106      188    18100 SH       SOLE                    18100
Champion Enterprises, Inc.     com              C15849610      372    43800 SH       SOLE                    43800
Childrens Place Retail Strs    com              168905107      607    36900 SH       SOLE                    36900
Coast Dental Services Inc.     com              19034H102      139    57100 SH       SOLE                    57100
Crossman Communities, Inc.     com              22764E109      296    19100 SH       SOLE                    19100
Dave & Busters, Inc            com              23833N104      111    13500 SH       SOLE                    13500
Extended Stay America Inc      com              30224P101      253    33500 SH       SOLE                    33500
Finish Line, Inc. Cl A         com              317923100      418    76800 SH       SOLE                    76800
Friedmans Inc Cl A             com              358438109      206    27500 SH       SOLE                    27500
Group Maintenance America Corp com              39943E107      612    57300 SH       SOLE                    57300
Guitar Center, Inc.            com              402040109      976    97000 SH       SOLE                    97000
Healthcare Recoveries, Inc.    com              42220K101      162    44700 SH       SOLE                    44700
Jacobs Engineering Group       com              469814107      260     8000 SH       SOLE                     8000
Jo-Ann Stores, Inc. -Cl A      com              47758P109      343    30500 SH       SOLE                    30500
Kendle International, Inc.     com              48880L107      104    10500 SH       SOLE                    10500
Lifetime Hoan Corp             com              531926103      548   104300 SH       SOLE                   104300
Mail-Well, Inc.                com              560321200      190    14100 SH       SOLE                    14100
Meade Instruments Corp.        com              583062104      809    28400 SH       SOLE                    28400
Metals USA, Inc.               com              591324108      280    32900 SH       SOLE                    32900
Motor Cargo Industries         com              619907108      691   149500 SH       SOLE                   149500
NCI Building Systems, Inc.     com              628852105      773    41800 SH       SOLE                    41800
Ocular Sciences, Inc.          com              675744015      787    41700 SH       SOLE                    41700
PAREXEL International Corporat com              699462107      149    12600 SH       SOLE                    12600
Paul Harris Stores, Inc.       com              703555201       53    19400 SH       SOLE                    19400
ProMedCo Management Company    com              74342L105      561   190900 SH       SOLE                   190900
Rare Hospitality Intl Inc      com              753820109      296    13700 SH       SOLE                    13700
RehabCare Group, Inc.          com              759148109      929    43700 SH       SOLE                    43700
RemedyTemp, Inc.               com              759549108      849    44700 SH       SOLE                    44700
Richardson Electronics         com              763165107      161    21500 SH       SOLE                    21500
Sonic Corp                     com              835451105      282     9900 SH       SOLE                     9900
Stein Mart, Inc.               com              858375108      636   111800 SH       SOLE                   111800
Superior Industries            com              868168105      260     9700 SH       SOLE                     9700
Systemax Inc.                  com              871851101      341    40100 SH       SOLE                    40100
The Buckle, Inc.               com              118440106      769    51900 SH       SOLE                    51900
Wackenhut Corrections Corp     com              929798106      681    58300 SH       SOLE                    58300
Whitehall Jewellers, Inc.      com              965063100     1103    29900 SH       SOLE                    29900
Whole Foods Market, Inc.       com              966837106      774    16700 SH       SOLE                    16700